SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and basis of presentation

The accompanying unaudited interim condensed consolidated financial statements include the financial statements of SouFun Holdings Limited (the “Company”), its overseas subsidiaries and PRC subsidiaries (the “WOFEs”), entities controlled through contractual arrangements (the “PRC Domestic Entities”) and the PRC Domestic Entities' subsidiaries. The Company, its subsidiaries, the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries are collectively referred to as the “Group”.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company's audited consolidated financial statements for the year ended December 31, 2014. The consolidated balance sheet as of December 31, 2014 was derived from the audited consolidated financial statements at that date. These unaudited interim condensed consolidated financial statements and notes thereto should be read in conjunction with the Company's audited consolidated financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2014 as filed with the Securities and Exchange Commission (the “SEC”).

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all normal and recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Group for each of the periods presented. The results of operations for the nine months ended September 30, 2015 are not necessarily indicative of results to be expected for any other interim period or the full year of 2015 as a whole due in part to the seasonality of the Group's business. Historically, the expenditure on marketing campaigns tends to decrease due to reduced advertising and marketing activity for the real estate industry during and around the Chinese Lunar New Year holiday, which generally occurs in January or February of each year.

The Group is principally engaged in the provision of marketing services, e-commerce services, listing services, financial services and other value-added services to the real estate and home furnishing industries in the People's Republic of China (the “PRC”).

To comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Company operates its websites and provides online marketing advertising services in the PRC through its PRC Domestic Entities and the PRC Domestic Entities' subsidiaries. The equity interests of the PRC Domestic Entities are legally held directly by Vincent Tianquan Mo, executive chairman of the board of directors and chief executive officer, and Richard Jiangong Dai, director of the board and the former chief executive officer of the Company. The effective control of the PRC Domestic Entities is held by the Company through four of its WOFEs, SouFun Network, SouFun Media, Beijing Tuoshi and Beijing Hong An, as a result of a series of contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities which arrangements and agreements contain similar provisions regarding obligations and rights of the Company and the PRC Domestic Entities (hereinafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities' expected losses.

Therefore, the Company consolidates the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries in accordance with SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) 810, “Consolidation”.

The following is a summary of the Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The WOFEs provide the following exclusive technical services to the PRC Domestic Entities: (i) access to information assembled by the WOFEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and (ii) technical information technology system support to enable the PRC Domestic Entities to service the advertising and listing needs of its customers. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Operating Agreements

Pursuant to the operating agreements, each PRC Domestic Entity and its legal shareholders have agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the PRC Domestic Entity without prior written consent from the WOFEs. In addition, the PRC Domestic Entities will appoint or remove their directors and executive officers based on instruction from the WOFEs. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Equity Pledge Agreements, Shareholders Proxy Agreements, and Exclusive Call Option Agreements

In order to secure the payment obligations of each PRC Domestic Entity under the exclusive technical consultancy and service agreements, the legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WOFEs. The legal shareholders shall not transfer the pledged ownership interests without the prior written consent from the WOFEs. The WOFEs are entitled to dividends and funds obtained through conversion, auction or sale of the ownership interests that the legal shareholders pledged to the WOFEs. The agreements are effective for 10 years and can be extended at the sole discretion of the WOFEs.

The legal shareholders irrevocably appoint the WOFEs to act as proxy for the legal shareholders to exercise their respective rights as shareholders of the PRC Domestic Entities to attend shareholders' meetings and cast votes. The agreements will remain valid until terminated upon written consent by the WOFEs, the PRC Domestic Entities and their legal shareholders or by their successors.

The Company or any third party designated by the Company has the exclusive right to acquire from the legal shareholders the whole or part of the respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The legal shareholders shall not sell, transfer or dispose of the equity interests in the PRC Domestic Entities without the prior written consent of the Company or any third party designated by the Company. The proceeds from the exercise of the call option will be applied to repay the loans under the loan agreements. The Company does not have to make any additional payment to the legal shareholders. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WOFEs. The agreements have a term of 10 years and can be extended indefinitely at the sole discretion of the Company.

Loan Agreements

The WOFEs provided loans to the legal shareholders to enable them to contribute the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities to the WOFEs when permitted by applicable PRC laws and regulations. Any gains from the transfer shall be paid back to the WOFEs or any third party designated by the WOFEs. The repayment term of the loans was not stated in the agreements. The legal shareholders shall be liable to repay their respective portions of the loans by transferring their entire respective equity interests in the PRC Domestic Entities upon the written request of the WOFEs when they terminate their employment with the WOFEs.

Supplementary Agreements

In addition to the above contractual agreements, the Company, the WOFEs, the PRC Domestic Entities and their legal shareholders entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the Company, the WOFEs, the PRC Domestic Entities and their shareholders. While this supplementary agreement was signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. All provisions in the supplementary agreement have been incorporated into the standardized contractual agreements signed subsequent to March 2010. Pursuant to the supplementary agreement:

•	the WOFEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;
•	the WOFEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;
•	the annual budget of the PRC Domestic Entities should be assessed and approved by the WOFEs;
•	the legal shareholders agree to remit any profits distributed from the PRC Domestic Entities to the Company upon request by the Company; and
•	the PRC Domestic Entities are obligated to transfer their entire retained earnings, after deduction of PRC income tax, to the WOFEs in the form of a donation upon the WOFEs' request.

Furthermore, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2013 to memorialize the following term previously agreed between the WOFEs and the PRC Domestic Entities when the Exclusive Call Option Agreements were entered into:

•	the legal shareholders agree to remit the purchase consideration received from the exercise of the exclusive right to acquire the equity interests in the PRC Domestic Entities to the WOFEs or any entity designated by the WOFEs.

Through the design of the aforementioned agreements, the shareholders of the PRC Domestic Entities effectively assigned their full voting rights to the WOFEs, which give the WOFEs the power to direct the activities that most significantly impact the PRC Domestic Entities' economic performance. The WOFEs obtained the ability to approve decisions made by the PRC Domestic Entities and the ability to acquire the equity interests in the PRC Domestic Entities when permitted by PRC law. The WOFEs are obligated to absorb a majority of the expected losses from the PRC Domestic Entities' activities through providing unlimited financial support to the PRC Domestic Entities and are entitled to receive a majority of profits from the PRC Domestic Entities through the exclusive technical consultancy and service fees. As a result, the Company has determined that the three WOFEs are the primary beneficiaries of the PRC Domestic Entities.  Accordingly, in accordance with SEC Regulation S-X Rule 3A-02 and ASC 810, the Company, through the WOFEs, has consolidated the operating results of the PRC Domestic Entities in the Company's financial statements. Business taxes (“BT”) and value added taxes (“VAT”)relating to service fees charged by the WOFEs are recorded as cost of services.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the PRC Domestic Entities and PRC Domestic Entities' subsidiaries included in the Company's consolidated balance sheets, statements of comprehensive income and statements of cash flows are as follows:

		As of
	Notes	December 31, 2014	September 30, 2015
		(Audited)	(Unaudited)
		US$	US$

ASSETS
Current assets:
Cash and cash equivalents		28,856	87,268
Restricted cash, current		97,988	184,719
Short-term investments		22,774	472
Accounts receivable (net of allowance of US$4,719, and US$10,195 as of December 31, 2014 and September 30,2015, respectively)		11,847	56,537
Funds receivable		-	1,251
Commitment deposits		47,312	17,049
Prepayments and other current assets		20,553	31,867
Deferred tax assets, current		1,462	1,705

Total current assets		230,792	380,868

Non-current assets:
Property and equipment, net		18,166	21,840
Long-term investments		120,819	153,374
Restricted cash, non-current		109,495	-
Deferred tax assets, non-current		271	675
Prepayment for business acquisition		9,806	-
Other non-current assets		7,814	3,774

Total non-current assets		266,371	179,663

Total assets		497,163	560,531

Current liabilities:
Deferred revenue		30,671	31,154
Accrued expenses and other liabilities		64,846	30,279
Customers' refundable fees		17,637	12,,884
Income tax payable		6,742	(853)
Intercompany payable to the WOFEs		137,168	317,146

Total current liabilities		257,064	390,610

Other non-current liabilities		4	-

Total liabilities		257,068	390,610

Net asset		240,095	169,921

	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Total revenues	71,057	191,222
Net income	15,458	(59,336)

	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Net cash generating from operating activities	(557,794)	46,375
Net cash (used in) generating from investing activities	168,716	(397)
Net cash used in financing activities	302,569	14,687

The PRC Domestic Entities had no intercompany payable to the WOFEs for accrued service fees as of December 31, 2014 and September 30, 2015, whereas the technology consultancy service fees charged by the WOFEs to the PRC Domestic Entities were nil for the nine months ended September 30, 2014 and 2015.

As of September 30, 2015, except for the restricted cash of US$184,719 pledged to secure bank borrowings of the Company, there was no other pledge or collateralization of the assets of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries.

Creditors of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries have no recourse to the general credit of their respective primary beneficiary. The amounts of liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries have been parenthetically presented on the consolidated balance sheets. The PRC Domestic Entities held certain registered copyrights, trademarks and registered domain names, including the official website www.fang.com, which are used for the Group's business operations. All of these revenue-producing assets were internally developed, for which the Group did not incur significant development costs. There were no assets of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries that can only be used to settle their own obligations. The WOFEs have not provided any financial support that they were not previously contractually required to provide to the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries during the years presented.

Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group's financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, commitment deposits, loans receivable and cost method investment, estimate of income taxes for interim periods, share-based compensation expense, fair value of the available-for-sale security, uncertain income tax positions and purchase price allocation. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the PRC Domestic Entities in which the Company, through its WOFEs, has a controlling financial interest, and the PRC Domestic Entities' subsidiaries. The Company has determined that it has a controlling financial interest, even though it does not hold a majority of the voting equity interest in an entity, because the Company has the ability to control the PRC Domestic Entities through the WOFEs' rights to all the residual benefits of the PRC Domestic Entities and the WOFEs' obligation to fund losses of the PRC Domestic Entities, As a result, the PRC Domestic Entities are included in the unaudited interim condensed consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries and the PRC Domestic Entities have been eliminated in consolidation.

Fair Value of Financial Instruments

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, accounts receivable, funds receivable, investments including cost method investment, fixed-rate time deposits and available-for-sale securities, loan receivable, short-term loans, long-term loans, balance with a related party and convertible senior notes (Note 20 and related derivative liabilities. As of December 31, 2014 and September 30, 2015, the carrying values of these financial instruments, other than the cost method investment, available-for-sale securities, long-term loans, convertible senior notes and related derivative liabilities, approximated their fair values due to the short-term maturity of these instruments. The available-for-sale securities were recorded at fair value based on quoted price in active markets as of December 31, 2014 and September 30, 2015.  The carrying values of the long-term loans approximate their fair values, as the loans bear interest at rates determined based on the prevailing interest rates in the market. The convertible senior notes were recognized based on residual proceeds after allocation to the derivative liabilities at fair market value. The estimated fair value of the convertible senior notes based on a market approach was approximately US$480,840 as of September 30, 2015, and represents a Level 3 valuation in accordance with ASC 820, “Fair Value Measurements and Disclosures”. When determining the estimated fair value of the convertible senior notes, the Group used a commonly accepted valuation methodology and market-based risk measurements that are indirectly observable, such as credit risk. The fair value of the bifurcated derivative liabilities was insignificant for the nine months ended 2014 and 2015. The Group determined that it was not practicable to estimate the fair value of its cost method investment as of September 30, 2015 and measures the cost method investment at fair value on a nonrecurring basis only if an impairment charge were to be recognized.

The Group applies ASC 820 in measuring fair value.  ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group measures its available-for-sale securities at fair value using quoted prices from the active markets.

Assets measured at fair value on a recurring basis as of December 31, 2014 and September 30, 2015 are summarized below:

Fair Value Measurement at December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
	(Audited)	(Audited)	(Audited)	(Audited)
	US$	US$	US$	US$

Available-for-sale securities	59,035			59,035

Fair Value Measurement at September 30, 2015
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$

Available-for-sale securities	50,420			50,420

Revenue Recognition

Revenues are derived from online marketing services, e-commerce services, listing services, financial service and other value-added services. Revenues for each type of service sales are recognized only when the following criteria are met: (a) persuasive evidence of an arrangement exists; (b) price is fixed or determinable; (c) delivery of services has occurred; and (d) collectability is reasonably assured.

Financial services are service provided by the Group though its online financial platform www.txdai.com and offline micro loan subsidiaries. The Group provides secured loans in the form of entrusted loans, mortgage loans and unsecured loans, primarily to home buyers, real estate developers and other borrowers that meet its credit assessment requirements. Revenues derived from loan interest income and annual service fees are recognized in other value-added services using the effective interest rate method.

Real estate online brokerage services included in e-commerce services for which the Group acts as an intermediary between sellers and buyers of secondary real properties, and services primarily include property listing, advisory services and transaction negotiation and documentation. In addition to property sales, the Group also assists property owners and potential renters with leasing transactions. Different from conventional real estate brokers in China, the Group does not maintain extensive physical sales offices and instead rely primarily on our websites and mobile apps to source customers. Revenues derived from commission fees are recognized upon the execution of a transaction agreement between customers for which the Group acts as the broker in accordance with ASC 605-20.

Online decoration services included in e-commerce services The Company launched online home-decorating services in the second quarter of 2015. Based on the customer's budget and plan for decoration, the Company retains in-house interior designers and engages third-party contractors to perform remodeling, renovating, furnishing and other home improvement services. The Company generally charges the customers a fixed feebased on the square footage of the premises undergoing decoration. The Company source customers primarily through the websites and mobile apps. Revenues derived from decoration services where the Group designs and renovates the properties for its customers are recognized based on the percentage-of-completion method in accordance with ASC 605-35.

Recent Accounting Pronouncement

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (“ASU 2014-09”), “Revenue from Contracts with Customers”. ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on the consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, "Income Statement-Extraordinary and Unusual Items," which eliminates the concept of extraordinary and unusual items from U.S. GAAP. The new guidance is effective prospectively for the Company for the year end ending March 31, 2017 and interim reporting periods during the year ending March 31, 2017. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of ASU 2015-03 on the consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03 (“ASU 2015-03”), “Interest—Imputation of Interest”. ASU 2015-03 requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. ASU 2015-03 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of ASU 2015-03 on the consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17 (“ASU 2015-17”), “Income Taxes (Topic 740)”. ASU 2015-17 requires that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of ASU 2015-17 on the consolidated financial statements.